Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due	$ 2,004	$ 2,141
Loans 90 Days or More Past Due and Non -Accrual	2,246	4,717
Total Past Due Loans	4,250	6,858
Current Loans	306,603	300,490
Net loans held for investment	310,853	307,348
Accruing Loans 90 or More Days Past Due	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due	42	143
Loans 90 Days or More Past Due and Non -Accrual		204
Total Past Due Loans	42	347
Current Loans	47,376	47,089
Net loans held for investment	47,418	47,436
Accruing Loans 90 or More Days Past Due	0	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due	77	165
Loans 90 Days or More Past Due and Non -Accrual	794	1,064
Total Past Due Loans	871	1,229
Current Loans	91,646	94,693
Net loans held for investment	92,517	95,922
Accruing Loans 90 or More Days Past Due	0	0
Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due		145
Loans 90 Days or More Past Due and Non -Accrual	342	1,637
Total Past Due Loans	342	1,782
Current Loans	22,020	15,801
Net loans held for investment	22,362	17,583
Accruing Loans 90 or More Days Past Due	0	0
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Current Loans	3,888	3,418
Net loans held for investment	3,888	3,418
Accruing Loans 90 or More Days Past Due	0	0
Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due	1,673	1,426
Loans 90 Days or More Past Due and Non -Accrual	1,097	1,564
Total Past Due Loans	2,770	2,990
Current Loans	86,597	84,533
Net loans held for investment	89,367	87,523
Accruing Loans 90 or More Days Past Due	0	0
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due	89	207
Loans 90 Days or More Past Due and Non -Accrual	13	248
Total Past Due Loans	102	455
Current Loans	46,258	44,776
Net loans held for investment	46,360	45,231
Accruing Loans 90 or More Days Past Due	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Loans 30-89 Days Past Due	123	55
Total Past Due Loans	123	55
Current Loans	8,337	9,568
Net loans held for investment	8,460	9,623
Accruing Loans 90 or More Days Past Due	0	0
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Current Loans	481	612
Net loans held for investment	481	612
Accruing Loans 90 or More Days Past Due	$ 0	$ 0